Derivative Contracts (Tables)	12 Months Ended
Dec. 31, 2024
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Fair Value of Derivative Instruments
The following table summarizes information on the location and amounts of derivative fair values on the consolidated balance sheet as at December 31, 2024 and 2023:

		As at December 31, 2024		As at December 31, 2023
Derivatives Not Designated as Hedging Instruments Under ASC 815	Balance Sheet Location	Notional Amount	Fair Value	Notional Amount	Fair Value

		($ in millions)		($ in millions)
Foreign Exchange Contracts	Derivative assets	$550.0	$17.0	$1,262.1	$31.4
Foreign Exchange Contracts (1)	Derivative liabilities	$1,036.9	$(41.7)	$540.8	$(9.3)
Loss Portfolio Transfer Liability - Embedded Derivative (2)	Derivative liabilities	$—	$(3.6)	$—	$(16.5)
 ______________
(1)    Fair value is net of $0.8 million of cash collateral (December 31, 2023 — $3.4 million).
(2)    The LPT contains an embedded derivative within the contract in relation to the variable interest crediting rate.

		As at December 31, 2024		As at December 31, 2023
Derivatives Designated as Cash Flow Hedges Under ASC 815	Balance Sheet Location	Notional Amount	Fair Value	Notional Amount	Fair Value

		($ in millions)		($ in millions)
Foreign Exchange Contracts	Derivative assets	$—	$—	$76.9	$0.3
Foreign Exchange Contracts (1)	Derivative liabilities	$158.0	$(4.2)	$—	$—
 ______________
(1)    Fair value is net of $2.0 million of cash collateral (December 31, 2023 — $Nil ).

Gain/(Loss) Recognized in Income on Derivative
The following table provides the unrealized and realized (losses)/gains recorded in the consolidated statements of operations and other comprehensive income for derivatives that are not designated or designated as hedging instruments under ASC 815 — “Derivatives and Hedging” for the twelve months ended December 31, 2024 and 2023:

		Amount of (Loss)/Gain Recognized on Derivatives
		For the Twelve Months Ended
	Location of (Loss)/Gain Recognized on Derivatives	December 31, 2024	December 31, 2023

Derivatives not designated as hedges		($ in millions)
Foreign Exchange Contracts	Change in Fair Value of Derivatives	$(34.0)	$10.9
Loss Portfolio Transfer Liability - Embedded Derivative	Change in Fair Value of Derivatives	$12.9	$15.2

Derivatives designated as cash flow hedges
Foreign Exchange Contracts	General, administrative and corporate expenses in consolidated statement of operations	$(0.9)	$(8.1)
Foreign Exchange Contracts	Net change gross of tax from current period hedged transactions in other comprehensive income	$(6.5)	$(14.0)